Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES:
Voyage and time charter revenues (including amortization of above market acquired time charters)	$ 51,934	$ 244,020	$ 368,447
Service revenues, net	0	725,805	1,817,077
Total Revenues (Notes 2, 4 and 18)	51,934	969,825	2,185,524
OPERATING EXPENSES/(INCOME):
Voyage expenses (Notes 2 and 4)	9,209	65,286	117,165
Vessels and drilling units operating expenses	45,563	371,074	844,260
Depreciation and amortization (Notes 7)	3,466	227,652	449,792
Loss on contract cancellation (Note 6 and 15.2)	0	28,241	1,307
Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other (Notes 4, 7 and 12)	106,343	1,057,116	38,148
Impairment on goodwill (Notes 2c and 8)	7,002	0	0
General and administrative expenses (Note 4)	39,708	104,912	193,686
Legal settlements and other, net (Note 15.1)	(258)	(2,948)	(2,013)
Operating income/(loss)	(159,099)	(881,508)	543,179
OTHER INCOME / (EXPENSES):
Interest and finance costs (Notes 4 and 17)	(8,857)	(172,132)	(411,021)
Gain on debt restructuring (Note 11)	10,477	0	0
Interest income	81	527	12,146
Gain/(Loss) on interest rate swaps (Note 12)	403	(11,601)	(15,528)
Other, net (Note 12)	(199)	(9,275)	7,067
Total other income/(expenses), net	1,905	(192,481)	(407,336)
INCOME/(LOSS) BEFORE INCOME TAXES AND EARNINGS OF AFFILIATED COMPANIES	(157,194)	(1,073,989)	135,843
Loss due to deconsolidation of Ocean Rig (Note 10 and 12)	0	(1,347,106)	0
Income taxes (Note 20)	(38)	(37,119)	(77,823)
Equity in net losses of Ocean Rig (Note 10)	(41,454)	(349,872)	0
NET INCOME/(LOSS)	(198,686)	(2,808,086)	58,020
Less: Net income attributable to non-controlling interests	0	(38,975)	(105,532)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC.	(198,686)	(2,847,061)	(47,512)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS (Note 19)	$ (206,381)	$ (2,847,631)	$ (48,209)
LOSS PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 19)	$ (464.76)	$ (51,389.22)	$ (1,268.56)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 19)	444,056	55,413	38,003